Simplify Next Intangible Core Index ETF
Schedule of Investments
September 30, 2024 (Unaudited)

Shares Value
Common Stocks – 99.9%
Communication Services – 7.9%
Electronic Arts Inc ......................................................... 47 $ 6,742
Live Nation Entertainment, Inc.* .............................................. 19 2,080
Match Group Inc* ......................................................... 48 1,816
Meta Platforms, Inc., Class A ................................................ 131 74,990
New York Times Co. (The), Class A ........................................... 29 1,614
News Corp., Class B ....................................................... 105 2,935
Paramount Global, Class A .................................................. 58 1,268
Pinterest Inc, Class A* ...................................................... 130 4,208
Reddit, Inc., Class A* ...................................................... 29 1,912
Snap Inc, Class A* ........................................................ 265 2,835
Spotify Technology SA* ..................................................... 34 12,530
112,930
Consumer Discretionary – 7.9%
Airbnb Inc, Class A* ....................................................... 60 7,609
Aptiv PLC* ............................................................... 26 1,872
Best Buy Co., Inc. ......................................................... 29 2,996
Booking Holdings, Inc. ..................................................... 3 12,636
Burlington Stores Inc* ...................................................... 8 2,108
Carvana Co.* ............................................................. 11 1,915
Chewy, Inc., Class A* ...................................................... 45 1,318
Deckers Outdoor Corp* ..................................................... 12 1,913
DoorDash Inc, Class A* ..................................................... 38 5,424
DraftKings Inc, Class A* .................................................... 39 1,529
Duolingo, Inc.* ............................................................ 7 1,974
eBay, Inc. ................................................................ 81 5,274
Expedia Group, Inc.* ....................................................... 13 1,924
Genuine Parts Co. ......................................................... 13 1,816
Home Depot, Inc. (The) ..................................................... 57 23,096
Light & Wonder, Inc.* ...................................................... 7 635
Lowe's Cos Inc ........................................................... 32 8,667
NIKE Inc, Class B ......................................................... 150 13,260
O'Reilly Automotive, Inc.* ................................................... 6 6,910
Ralph Lauren Corp. ........................................................ 8 1,551
Tractor Supply Co. ........................................................ 6 1,746
Ulta Beauty, Inc.* .......................................................... 6 2,335
Williams-Sonoma Inc ...................................................... 15 2,324
Wingstop, Inc. ............................................................ 4 1,664
112,496
Consumer Staples – 11.5%
Albertsons Cos., Inc., Class A ................................................ 79 1,460
Clorox Co/The ............................................................ 12 1,955
Coca-Cola Co. (The) ....................................................... 265 19,043
Colgate-Palmolive Co ...................................................... 83 8,616
Estee Lauder Cos., Inc. (The), Class A ......................................... 37 3,689
General Mills Inc .......................................................... 34 2,511
Hershey Co/The .......................................................... 12 2,301
Kellanova ................................................................ 21 1,695
Kimberly-Clark Corp. ....................................................... 33 4,695
Kroger Co. (The) .......................................................... 93 5,329

Simplify Next Intangible Core Index ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Shares Value
Common Stocks (continued)
Consumer Staples (continued)
Monster Beverage Corp.* ................................................... 58 $ 3,026
PepsiCo, Inc. ............................................................. 86 14,624
Philip Morris International Inc ................................................ 95 11,533
Sysco Corp. .............................................................. 31 2,420
Target Corp. .............................................................. 62 9,663
Walmart Inc .............................................................. 871 70,333
162,893
Energy – 4.8%
Baker Hughes Co. ......................................................... 92 3,326
Exxon Mobil Corp ......................................................... 412 48,295
Marathon Petroleum Corp ................................................... 32 5,213
Targa Resources Corp ..................................................... 29 4,292
Williams Cos., Inc. (The) .................................................... 159 7,258
68,384
Financials – 11.8%
Aflac, Inc. ................................................................ 32 3,578
Allstate Corp. (The) ........................................................ 15 2,845
American Express Co. ..................................................... 40 10,848
American International Group Inc ............................................. 38 2,783
Ameriprise Financial Inc .................................................... 6 2,819
Arch Capital Group Ltd.* .................................................... 21 2,349
Arthur J Gallagher & Co. .................................................... 13 3,658
Berkshire Hathaway, Inc., Class B* ........................................... 130 59,834
Blackstone Inc ............................................................ 64 9,800
Brown & Brown, Inc. ....................................................... 17 1,761
Hartford Financial Services Group, Inc. (The) ................................... 17 1,999
Marsh & McLennan Cos., Inc. ................................................ 28 6,247
Mastercard, Inc., Class A ................................................... 85 41,973
Progressive Corp. (The) .................................................... 33 8,374
Prudential Financial, Inc. .................................................... 21 2,543
Toast Inc, Class A* ........................................................ 91 2,576
Tradeweb Markets, Inc., Class A .............................................. 12 1,484
Travelers Cos., Inc. (The) ................................................... 13 3,044
168,515
Health Care – 13.4%
Agilent Technologies, Inc. ................................................... 28 4,158
Align Technology, Inc.* ..................................................... 32 8,138
Alkermes PLC* ........................................................... 75 2,099
Alnylam Pharmaceuticals Inc* ............................................... 56 15,402
Amedisys, Inc.* ........................................................... 15 1,448
Amicus Therapeutics, Inc.* .................................................. 148 1,581
Apellis Pharmaceuticals, Inc.* ................................................ 62 1,788
Axsome Therapeutics, Inc.* ................................................. 23 2,067
Blueprint Medicines Corp.* .................................................. 32 2,960
Bridgebio Pharma, Inc.* .................................................... 106 2,699
Centene Corp.* ........................................................... 29 2,183
Cigna Group (The) ........................................................ 16 5,543
Corcept Therapeutics, Inc.* .................................................. 43 1,990
CVS Health Corp. ......................................................... 73 4,590

Simplify Next Intangible Core Index ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Shares Value
Common Stocks (continued)
Health Care (continued)
Cytokinetics, Inc.* ......................................................... 55 $ 2,904
Denali Therapeutics, Inc.* ................................................... 56 1,631
Dyne Therapeutics, Inc.* .................................................... 46 1,652
Elevance Health Inc ....................................................... 13 6,760
Exelixis, Inc.* ............................................................. 125 3,244
Henry Schein, Inc.* ........................................................ 60 4,374
Humana, Inc. ............................................................. 8 2,534
IDEXX Laboratories, Inc.* ................................................... 36 18,188
Illumina, Inc.* ............................................................. 15 1,956
Incyte Corp.* ............................................................. 86 5,685
Insmed, Inc.* ............................................................. 81 5,913
Inspire Medical Systems, Inc.* ............................................... 14 2,955
Intra-Cellular Therapies, Inc.* ................................................ 48 3,512
Ionis Pharmaceuticals Inc* .................................................. 81 3,245
Iovance Biotherapeutics, Inc.* ............................................... 151 1,418
Madrigal Pharmaceuticals, Inc.* .............................................. 11 2,334
Mettler-Toledo International Inc* .............................................. 2 2,999
Natera, Inc.* ............................................................. 53 6,728
Neurocrine Biosciences Inc* ................................................. 47 5,415
Penumbra, Inc.* .......................................................... 20 3,886
Sarepta Therapeutics Inc* ................................................... 48 5,995
Summit Therapeutics, Inc.* .................................................. 147 3,219
Tg Therapeutics, Inc.* ...................................................... 62 1,450
Ultragenyx Pharmaceutical Inc* .............................................. 41 2,278
UnitedHealth Group, Inc. .................................................... 54 31,573
Waters Corp* ............................................................. 6 2,159
190,653
Industrials – 8.8%
3M Co .................................................................. 52 7,108
Booz Allen Hamilton Holding Corp. ............................................ 12 1,953
CACI International Inc, Class A* .............................................. 4 2,018
Cintas Corp. ............................................................. 38 7,824
Cummins Inc ............................................................. 13 4,209
Dover Corp. .............................................................. 9 1,726
Expeditors International of Washington Inc ..................................... 14 1,840
Fastenal Co .............................................................. 32 2,285
FedEx Corp .............................................................. 23 6,295
GE Vernova, Inc.* ......................................................... 31 7,904
Honeywell International Inc .................................................. 62 12,816
Illinois Tool Works Inc ...................................................... 27 7,076
Lennox International Inc .................................................... 3 1,813
Otis Worldwide Corp ....................................................... 23 2,391
Parker-Hannifin Corp. ...................................................... 9 5,686
Paychex, Inc. ............................................................. 33 4,428
Rollins, Inc. .............................................................. 46 2,327
Textron Inc ............................................................... 18 1,594
Trane Technologies PLC .................................................... 20 7,775
Uber Technologies Inc* ..................................................... 202 15,182
United Parcel Service, Inc., Class B ........................................... 82 11,180

Simplify Next Intangible Core Index ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Shares Value
Common Stocks (continued)
Industrials (continued)
Veralto Corp. ............................................................. 32 $ 3,580
WW Grainger Inc .......................................................... 4 4,155
Xylem, Inc./NY ............................................................ 17 2,296
125,461
Information Technology – 30.4%
Adobe, Inc.* .............................................................. 86 44,529
Appfolio, Inc., Class A* ..................................................... 7 1,648
Applied Materials, Inc. ...................................................... 57 11,517
AppLovin Corp, Class A* .................................................... 45 5,875
Atlassian Corp., Class A* ................................................... 46 7,305
Autodesk Inc* ............................................................ 36 9,917
Cadence Design Systems, Inc.* .............................................. 45 12,196
CDW Corp. .............................................................. 23 5,205
Cisco Systems, Inc. ........................................................ 698 37,148
Cloudflare Inc, Class A* .................................................... 60 4,853
Cognizant Technology Solutions Corp., Class A .................................. 88 6,792
Datadog, Inc., Class A* ..................................................... 60 6,904
Dell Technologies Inc, Class C ............................................... 117 13,869
DocuSign, Inc.* ........................................................... 37 2,297
Dolby Laboratories, Inc., Class A ............................................. 8 612
Dynatrace Inc* ............................................................ 51 2,727
F5 Inc* .................................................................. 10 2,202
Fair Isaac Corp* .......................................................... 4 7,774
Fortinet, Inc.* ............................................................. 137 10,624
Gartner, Inc.* ............................................................. 7 3,547
Gitlab, Inc., Class A* ....................................................... 29 1,495
GoDaddy Inc, Class A* ..................................................... 26 4,076
Guidewire Software, Inc.* ................................................... 12 2,195
HP, Inc. ................................................................. 177 6,349
HubSpot Inc* ............................................................. 9 4,784
International Business Machine Corp. ......................................... 155 34,267
Intuit, Inc. ................................................................ 48 29,808
Juniper Networks, Inc. ...................................................... 59 2,300
Keysight Technologies, Inc.* ................................................. 16 2,543
Klaviyo, Inc., Class A* ...................................................... 45 1,592
Lam Research Corp. ....................................................... 10 8,161
Manhattan Associates, Inc.* ................................................. 10 2,814
MongoDB Inc* ............................................................ 13 3,515
Motorola Solutions, Inc. ..................................................... 29 13,039
NetApp Inc ............................................................... 36 4,446
Nutanix, Inc., Class A* ...................................................... 47 2,785
Palantir Technologies Inc, Class A* ........................................... 334 12,425
Palo Alto Networks Inc* ..................................................... 58 19,824
Procore Technologies, Inc.* ................................................. 25 1,543
Pure Storage Inc, Class A* .................................................. 55 2,763
Samsara Inc, Class A* ..................................................... 82 3,946
Seagate Technology Holdings PLC ........................................... 37 4,053
ServiceNow Inc* .......................................................... 35 31,304
Synopsys, Inc.* ........................................................... 26 13,166

Simplify Next Intangible Core Index ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Shares Value
Common Stocks (continued)
Information Technology (continued)
Teradyne Inc ............................................................. 16 $ 2,143
Workday Inc, Class A* ...................................................... 49 11,976
Zebra Technologies Corp, Class A* ........................................... 9 3,333
Zscaler, Inc.* ............................................................. 26 4,445
432,631
Materials – 1.8%
Avery Dennison Corp. ...................................................... 8 1,766
CRH PLC ................................................................ 39 3,617
DuPont de Nemours, Inc. ................................................... 31 2,762
Ecolab Inc ............................................................... 20 5,107
PPG Industries, Inc. ....................................................... 14 1,855
Reliance Inc .............................................................. 5 1,446
Sherwin-Williams Co. (The) ................................................. 14 5,343
Vulcan Materials Co ....................................................... 12 3,005
24,901
Real Estate – 0.2%
CBRE Group, Inc., Class A* ................................................. 17 2,116
Utilities – 1.4%
Consolidated Edison, Inc. ................................................... 45 4,686
Dominion Energy, Inc. ...................................................... 108 6,241
NiSource, Inc. ............................................................ 57 1,975
NRG Energy Inc .......................................................... 26 2,369
Vistra Corp .............................................................. 37 4,386
19,657
Total Common Stocks (Cost $1,292,133) ........................................... 1,420,637
Money Market Funds – 0.1%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.92%(a)
(Cost $1,799) ........................................................... 1,799 1,799
Total Investments – 100.0%
(Cost $1,293,932) ............................................................. $ 1,422,436
Other Assets in Excess of Liabilities – 0.0%† .......................................... 293
Net Assets – 100.0% ............................................................ $ 1,422,729
* Non Income Producing
† Less than 0.05%
(a) Rate shown reflects the 7-day yield as of September 30, 2024.

Simplify Next Intangible Core Index ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
Summary of Investment Type††
Investment Categories
% of Net
Assets
Common Stocks ................................................................................. 99.9%
Money Market Funds ............................................................................. 0.1%
Total Investments ................................................................................ 100.0%
Other Assets in Excess of Liabilities .................................................................. 0.0%†
Net Assets ..................................................................................... 100.0%